Parent company only condensed financial information (Tables)	12 Months Ended
Dec. 31, 2024
Parent company only condensed financial information
Condensed Balance Sheets
Condensed Balance Sheets

	As of December 31,
	2023		2024
	RMB		RMB		US$ Note 2(g)
	(in millions, except share and per share data)
ASSETS

Cash and cash equivalents	4,788		646		89
Short-term investments	2,843		5,191		711
Internal balance	53,088		35,639		4,883
Investments in subsidiaries and consolidated VIEs	188,817		230,090		31,522
Prepayments and other assets	154		65		10

Total assets	249,690		271,631		37,215

LIABILITIES
Unsecured senior notes	10,536		24,898		3,411
Long-term borrowings	7,083		7,188		985
Accrued expenses and other liabilities	213		198		28

Total liabilities	17,832		32,284		4,424

SHAREHOLDERS’ EQUITY:
Ordinary shares (US$0.00002 par value; 100,000,000,000 shares authorized; 2,860,222,213 Class A ordinary shares issued and 2,820,978,543 outstanding, 323,212,124 Class B ordinary shares issued and 316,685,372 outstanding as of December 31, 2023; 2,865,069,999 Class A ordinary shares issued and 2,587,296,615 outstanding, 322,483,772 Class B ordinary shares issued and 316,136,640 outstanding as of December 31, 2024.)	—	*	—	*	—	*
Additional paid-in capital	184,204		182,404		24,989
Statutory reserves	6,109		6,688		916
Treasury stock	(3,409)		(27,739)		(3,800)
Retained earnings	44,051		76,573		10,491
Accumulated other comprehensive income	903		1,421		195

Total shareholders’ equity	231,858		239,347		32,791

Total liabilities and shareholders’ equity	249,690		271,631		37,215

*	Absolute value is less than RMB1 million or US$1 million.

Condensed Statements of Operations and Comprehensive Income
Condensed Statements of Operations and Comprehensive Income

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$ Note 2(g)
	(in millions)
Net revenues	—	—	11	2
Operating expenses
Marketing	(2)	(4)	(5)	(1)
General and administrative	(331)	(204)	(155)	(21)

Loss from operations	(333)	(208)	(149)	(20)

Other income/(expense)
Income from subsidiaries and consolidated VIEs	10,667	24,967	41,991	5,753
Other income/(expense), net	48	(591)	(483)	(67)

Income before tax	10,382	24,168	41,359	5,666
Income tax expenses	(2)	(1)	— *	— *

Net income	10,380	24,167	41,359	5,666

Other comprehensive income:
Foreign currency translation adjustments	5,131	1,862	518	71

Total comprehensive income	15,511	26,029	41,877	5,737

*	Absolute value is less than RMB1 million or US$1 million.

Condensed Statements of Cash Flows
Condensed Statements of Cash Flows

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$ Note 2(g)
	(in millions)
Net cash used in operating activities	(509)	(765)	(717)	(98)
Cash flows from investing activities:
Purchase of time deposits and wealth management products	—	(2,833)	(4,979)	(682)
Maturity of time deposits and wealth management products	1	—	2,838	389
Cash received from internal companies	7,426	12,633	18,773	2,572

Net cash provided by investing activities	7,427	9,800	16,632	2,279

Cash flows from financing activities:
Repurchase of ordinary shares	(1,823)	(2,497)	(25,912)	(3,550)
Cash paid for dividends	(13,087)	(6,741)	(8,263)	(1,132)
Proceeds from debts	10,563	—	—	—
Repayment of debts	(7,005)	—	—	—
Proceeds from unsecured senior notes, net of issuance costs	—	—	13,999	1,918
Other financing activities	1,043	33	27	4

Net cash used in financing activities	(10,309)	(9,205)	(20,149)	(2,760)

Effect of exchange rate changes on cash and cash equivalents	1,003	(71)	92	12

Net decrease in cash and cash equivalents	(2,388)	(241)	(4,142)	(567)
Cash and cash equivalents at beginning of year	7,417	5,029	4,788	656

Cash and cash equivalents at end of year	5,029	4,788	646	89